Benefit Plans (Net Postemployment Costs) (Details) (Post-Employment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1	$ 1	$ 1
Interest cost	2	1	1
Amortization of net loss	16	12	11
Other	121	5	178
Net postemployment costs	$ 140	$ 19	$ 191